Financial Instruments and Risk Management (Market Risk - Interest Rate Profile) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 165	$ 164
Financial liabilities	(2,450)	(1,947)
Total financial instruments, net	(2,285)	(1,783)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	223	100
Financial liabilities	(296)	(669)
Total financial instruments, net	$ (73)	$ (569)